Share-based compensation - Schedule of Valuation Inputs (Details) - SFr / shares	Dec. 15, 2025	Oct. 01, 2025	Sep. 22, 2025	Jun. 23, 2025	Mar. 24, 2025	Dec. 16, 2024	Sep. 23, 2024	Jul. 10, 2024	Jun. 24, 2024	Mar. 25, 2024
RSU and PSU | LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date (CHF per share)	SFr 38.00		SFr 36.18	SFr 43.18	SFr 42.73	SFr 51.65	SFr 42.74	SFr 32.94	SFr 34.88	SFr 31.07
RSU and PSU | The Board of Directors of On (BoD) 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date (CHF per share)	SFr 38.00		SFr 36.18	SFr 43.18	SFr 42.73	SFr 51.65	SFr 42.74		SFr 34.88	SFr 31.07
Restricted share units (RSU) | LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date (CHF per share)		SFr 32.65